Document and Entity Information	3 Months Ended
Mar. 31, 2014
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2014
Trading Symbol	NOV
Entity Registrant Name	NATIONAL OILWELL VARCO INC
Entity Central Index Key	0001021860